Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details)		1 Months Ended			12 Months Ended
	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 EUR (€)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) person	Dec. 31, 2019 EUR (€) person	Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	€ 1,014,000					€ 1,014,000	€ 15,690,000
Contract assets	808,000					808,000	1,463,000
Contract liabilities	658,046,000					€ 658,046,000	€ 73,521,000
Number of collaboration partners that owed 100% of all the receivables and contract assets outstanding | person						4	3
Number of collaboration partners with balances greater than 10% of the total amounts of receivable and contract assets | person						2	2
Equity investment						€ 867,717,000
Grants and other reimbursements from government agencies and similar bodies						23,736,000	€ 5,385,000	€ 808,000
Grant amount received/eligible to receive						31,599,000	9,304,000	€ 214,000
Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	631,122,000					631,122,000	€ 8,937,000
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities				€ 33,100,000
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equity investment			€ 150,000,000
Upfront Payments Received Or Receivable			120,000,000
One-time reimbursable payment			30,000,000
Development and regulatory milestone payments			320,000,000
Commercial milestone payments			380,000,000
German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant amount for supply of future deliveries			61,100,000
European Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant amount for supply of future deliveries		€ 450,000,000
Number of doses of SARS-CoV-2 advance purchase by the Member States under agreement		225,000,000
Number of additional doses purchase option		180,000,000
Number of milestone payments		2
German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and other reimbursements from government agencies and similar bodies	€ 6,602,000		€ 252,000,000
Grant amount received/eligible to receive						€ 103,000,000
German Federal Ministry of Education and Research | Forecast
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant amount received/eligible to receive					€ 149,000,000